Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Cash and cash equivalents	$ 282,246	$ 367,269	$ 263,747	$ 342,594
Trade and other receivables	28,595	36,223
Dividends receivable and other amounts due from related parties	18	1,259
Derivative financial assets	2,509	6,095
Credit risk
Financial Risk Management
Cash and cash equivalents	282,246	367,269
Trade and other receivables	28,595	36,223
Dividends receivable and other amounts due from related parties	18	1,259
Derivative financial assets	$ 2,509	$ 6,095
Credit risk | Shell
Financial Risk Management
Percentage of revenue	38.00%	57.20%	70.00%